CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
REVENUES
Total revenues		$ 0	$ 0
OPERATING EXPENSES:
General and administrative		999,951	1,968,710
Provision for / (recovery of) credit losses		10,500	(62,132)
Change in fair value of cryptocurrencies		7,725,219
Total operating expenses		8,735,670	1,906,578
LOSS FROM OPERATIONS		(8,735,670)	(1,906,578)
OTHER INCOME / (EXPENSE):
Interest expense, net		(508,505)	(368,064)
Other finance expenses		(1,830,737)	(544,431)
Change in fair value of convertible debentures		2,435,576
Total other income (expenses), net		96,334	(912,495)
LOSS BEFORE INCOME TAXES		(8,639,336)	(2,819,073)
NET LOSS		(8,639,336)	(2,819,073)
LESS: Net income (loss) attributable to noncontrolling interests		29,549	(13,742)
Deemed dividend attributable to down round feature of warrants		9,714,331
NET LOSS ATTRIBUTABLE TO BIT ORIGIN LTD		(18,383,216)	(2,805,331)
OTHER COMPREHENSIVE INCOME / (LOSS):
Effects of credit risk change from liabilities measured at fair value		(530,550)
TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO BIT ORIGIN LTD		$ (18,913,766)	$ (2,805,331)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic		1,379,066	136,520
Diluted		1,379,066	136,520
LOSS PER SHARE
LOSS PER SHARE, BASIC	[1]	$ (13.33)	$ (20.55)
LOSS PER SHARE, DILUTED	[1]	$ (13.33)	$ (20.55)

[1]	Giving retroactive effect to the 1-for-60 reverse share split effected on January 20, 2026